Property, Plant and Equipment - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,350,000		$ 1,883,000
Depreciation, property, plant and equipment	1,972,000	$ 2,339,000
Depreciation expense	1,647,000	1,964,000
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	325,000	375,000
Cost of Saless [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	79,000	85,000
General Expenses And Site Maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,568,000	$ 1,879,000